UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
              WASHINGTON, D.C.  20549

                   FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  March 31,1999

Check here if Amendment [X]; Amendment Number:
This Amendment (check only one.): [   ] is a restatement.
                             [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         AmalgaTrust Company, Inc.
Address: One West Monroe Street
         Chicago, Illinois  60602

13F File Number:   3235-0006

Person Signing this Report on Behalf of Reporting Manager:

Name:         James T. Landenberger
Title:   Executive Vice President and General Counsel
Phone:   (312) 822-3159
Signature, Place and Date of Signing:

    James T. Landenberger    Chicago, Illinois        May 14, 1999

Report Type (Check only.):

[ X ]    13F HOLDINGS REPORT.
[   ]    13F NOTICE.
[   ]    13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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FORM 13F INFORMATION TABLE


Item 1:
Name of
Issuer
Item 2:
Title
of
Class
Item 3:
CUSIP
Number
Item 4:
Fair Market
Value
Item 5:
Shares of
Principal
Amount
Item 6:
Investment Discretion

Item 7:
Managers
See Instr.
V
Item 8:
Voting Authority (Shares)





(a) Sole
(b)
Shared-
As
Defined
in Instr.
V
(c)
Shared-
Other

(a) Sole
(b) Shared
(c) None
Citigroup
Inc.
Common
Stock
172967101
   262,063
  3,500.00
X



X


Exxon Corp.
Common
Stock
302290101
   481,098
  5,792.00
X



X


Vanguard 500
Index
Mutual
Fund
922908108
   697,119.45
21,105.554
X





X
Fidelity
Growth &
Income
Mutual
Fund
316389204
6,920,544.17
90,227.517
X





X












COLUMN TOTALS


8,360,824,.62








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